Financial Instruments (Details 5) (Other Liabilities [Member], Interest rate products [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities [Member] | Interest rate products [Member]
Fair value of equity derivative instruments
Liability Derivatives , Fair Value	$ 8.8	$ 5.2